Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2025	2024

Office Furniture & Equipment *	$40,714	$49,370
Less: accumulated depreciation	(14,902)	(16,291)
Total	$25,812	$33,079

*	Partial office equipment has been fully depreciated and disposed during 2025.